Subsequent Events - Additional Information (Details)			1 Months Ended			2 Months Ended	9 Months Ended		12 Months Ended
	Oct. 16, 2020 USD ($) $ / shares shares	Sep. 11, 2020	Sep. 30, 2020 USD ($) shares	Apr. 30, 2020 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Subsequent Event [Line Items]
Shares, Granted							994,293		351,819
Weighted-Average Exercise price per Share, Granted | $ / shares							$ 16.20		$ 1.35
Reserved shares of common stock for future issuance			6,040,707				6,040,707		4,535,203	4,105,202
Proceeds from issuance of convertible notes, including derivative | $							$ 1,666,000	$ 884,000	$ 884,000	$ 1,266,000
Convertible preferred stock, shares issued			0				0		2,617,386	2,617,386
Reverse stock split, description		On September 11, 2020, the Company effected a one-for-7.9302 reverse split of its issued and outstanding common stock, convertible preferred stock, warrants, and stock options.
Reverse stock split conversion ratio		0.1261
Proceeds from initial public offering, net of issuance costs | $							$ 187,224,000
Shares available for Future Grant under Employee Stock Purchase Plan
Subsequent Event [Line Items]
Reserved shares of common stock for future issuance			323,000				323,000
Series B Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares issued						9,372,765
Purchase price per share | $ / shares						$ 9.12
Proceeds from issuance of convertible preferred stock | $						$ 81,600,000
Warrants to purchase preferred stock						2,343,168
Warrants to purchase preferred stock exercised						688,067
Convertible preferred stock issuance for net proceeds | $						$ 55,000
Series B-1 Convertible Preferred Stock
Subsequent Event [Line Items]
Exercise price | $ / shares						$ 9.12
Convertible preferred stock shares issued upon conversion						512,858
Convertible preferred stock conversion price | $ / shares						$ 7.752
Convertible preferred stock conversion price percentage						85.00%
Paycheck Protection Program
Subsequent Event [Line Items]
Loan amount received | $				$ 215,000
Debt instrument, interest rate				1.00%
Loan repayment term				2 years
Forecast
Subsequent Event [Line Items]
Reserved shares of common stock for future issuance			943,223				943,223
Reverse stock split, description		In September 2020, the board of directors of the Company approved an amendment to the Company’s certificate of incorporation to effect a reverse split of shares of the Company’s common stock and preferred stock on a 7.9302-for-one basis, which was effected on September 11, 2020.
Reverse stock split conversion ratio		0.1261
Forecast | Grant
Subsequent Event [Line Items]
Revenue | $			$ 7,800,000
Forecast | Shares available for Future Grant under Employee Stock Purchase Plan
Subsequent Event [Line Items]
Reserved shares of common stock for future issuance			323,000				323,000
Forecast | Series B Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares issued						9,372,765
Purchase price per share | $ / shares						$ 9.12
Proceeds from issuance of convertible preferred stock | $						$ 81,800,000
Warrants to purchase preferred stock						2,343,168
Warrants to purchase preferred stock exercised						688,067
Convertible preferred stock issuance for net proceeds | $						$ 55,000
Forecast | Series B Convertible Preferred Stock | Series B Convertible Preferred Stock Warrants
Subsequent Event [Line Items]
Warrants to purchase preferred stock						127,481
Exercise price | $ / shares						$ 9.12
Forecast | Series B-1 Convertible Preferred Stock
Subsequent Event [Line Items]
Exercise price | $ / shares						$ 9.12
Convertible preferred stock shares issued upon conversion						512,858
Convertible preferred stock conversion price | $ / shares						$ 7.752
Convertible preferred stock conversion price percentage						85.00%
Forecast | Paycheck Protection Program
Subsequent Event [Line Items]
Loan amount received | $				$ 215,000
Debt instrument, interest rate				1.00%
Loan repayment term				2 years
Subsequent Event
Subsequent Event [Line Items]
Shares, Granted					44,765
Weighted-Average Exercise price per Share, Granted | $ / shares					$ 1.35
Proceeds from issuance of convertible notes, including derivative | $					$ 1,700,000
Subsequent Event | Underwriters’ Option
Subsequent Event [Line Items]
Issuance of convertible preferred stock for cash of $1.25 per share, shares	1,397,712
Public offering price per share | $ / shares	$ 17.00
Proceeds from initial public offering, net of issuance costs | $	$ 22,100,000
Subsequent Event | Chief Operating Officer and Affiliates
Subsequent Event [Line Items]
Proceeds from issuance of convertible notes, including derivative | $					$ 250,000